INVENTORIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
INVENTORIES
Raw materials	$ 855,488	$ 4,551,761
Work-in-process	6,914,276	6,133,081
Finished goods	5,758,406	7,252,583
Provision for inventory impairment	0	0
Total	13,528,170	17,937,425
Carrying values of pledged assets	2,088,319	2,885,340
Impairment provision of inventories	0	0
Net realized value of inventories	0	0
Inventory
INVENTORIES
Carrying values of pledged assets	$ 0	$ 0